UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21148

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2019

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Funds’ transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Funds electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2019

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	39

Important Notices	40

Eaton Vance

Municipal Bond Fund

March 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	6.13%	6.18%	6.23%	9.04%
Fund at Market Price	—	9.97	9.89	6.38	7.73
Bloomberg Barclays Municipal Bond Index	—	4.63%	5.38%	3.73%	4.71%

% Premium/Discount to NAV[3]
					–7.67%

Distributions[4]
Total Distributions per share for the period					$0.259
Distribution Rate at NAV					3.83%
Taxable-Equivalent Distribution Rate at NAV					6.47%
Distribution Rate at Market Price					4.15%
Taxable-Equivalent Distribution Rate at Market Price					7.01%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					39.22%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	5.73%	6.56%	5.39%	7.64%
Fund at Market Price	—	8.40	7.68	4.73	6.36
Bloomberg Barclays Municipal Bond Index	—	4.63%	5.38%	3.73%	4.71%

% Premium/Discount to NAV[3]
					–13.31%

Distributions[4]
Total Distributions per share for the period					$0.237
Distribution Rate at NAV					3.89%
Taxable-Equivalent Distribution Rate at NAV					7.58%
Distribution Rate at Market Price					4.49%
Taxable-Equivalent Distribution Rate at Market Price					8.75%

% Total Leverage[5]
RIB Financing					42.20%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	5.22%	5.54%	5.09%	7.25%
Fund at Market Price	—	8.72	7.09	4.85	6.25
Bloomberg Barclays Municipal Bond Index	—	4.63%	5.38%	3.73%	4.71%

% Premium/Discount to NAV[3]
					–10.51%

Distributions[4]
Total Distributions per share for the period					$0.262
Distribution Rate at NAV					3.79%
Taxable-Equivalent Distribution Rate at NAV					7.02%
Distribution Rate at Market Price					4.24%
Taxable-Equivalent Distribution Rate at Market Price					7.85%

% Total Leverage[5]
RIB Financing					37.84%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

Effective April 24, 2019, each of Municipal Bond Fund (“EIM”), California Municipal Bond Fund (“EVM”) and New York Municipal Bond Fund (“ENX”) amended its investment objective to eliminate references to the alternative minimum tax (“AMT”) as shown below:

Fund	Prior Objective	Revised Objective
EIM	To provide current income exempt from federal income tax, including AMT	To provide current income exempt from federal income tax

EVM	To provide current income exempt from federal income tax, including AMT, and California personal income tax	To provide current income exempt from federal income tax and California personal income tax

ENX	To provide current income exempt from federal income tax, including AMT and New York State and New York City personal income tax	To provide current income exempt from federal income tax and New York State and New York City personal income tax

Each Fund also amended its policy of investing up to 20% of its net assets in municipal obligations rated investment grade (i.e., rated Baa or higher by Moody’s or BBB or higher by S&P or Fitch) to state that each Fund may invest up to 20% of its net assets in municipal obligations rated BBB/Baa or below (or unrated obligations deemed by Eaton Vance to be of equivalent quality), provided that not more than 15% of its net assets may be invested in municipal obligations rated below B (or unrated obligations deemed by Eaton Vance to be of equivalent quality). Additionally, each Fund’s investment policy to seek at all times to avoid investments in municipal obligations on which the interest may be subject to the AMT (“AMT Bonds”) was rescinded and each Fund adopted a policy permitting investments up to 20% of its net assets in AMT Bonds.

Each Fund’s policy to invest at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal income tax, including AMT, and for EVM and ENX, the state and/or local taxes noted above, and that are rated A or better is unchanged.

5

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 162.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.6%

Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$751,107

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	515	618,932

Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,347,485

		$6,717,524

Education — 15.5%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$16,225	$16,693,740

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	4,750	5,316,248

Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	4,550	5,018,286

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,132,153

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	3,000	3,595,440

Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	781,575

Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,881,413

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,202,886

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,331,469

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,940,881

Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	905,348

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	235,897

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	10,930,700

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,084,303

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,388,835

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	390,128

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,285,680

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	16,800	16,927,512

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,404,900

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Northampton County General Purpose Authority, PA, (Moravian College), 5.00%, 10/1/24	$95	$107,532

Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	207,240

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	559,085

Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	456,958

Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,417,650

South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.51%, 10/1/39(2)	2,650	2,650,000

State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	797,723

Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,591,630

University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	723,319

University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,471,341

University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	8,660,100

University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,551,818

University of Michigan, 5.00%, 4/1/40(1)	15,000	17,313,450

University of Michigan, 5.00%, 4/1/48(1)	3,500	4,153,800

		$187,109,040

Electric Utilities — 5.4%

Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$2,970,570

Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,165,600

Michigan Public Power Agency, 5.00%, 1/1/43	700	734,447

Nebraska Public Power District, 5.00%, 1/1/34	5,000	5,803,450

Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	534,110

Omaha Public Power District, NE, 5.00%, 2/1/40	225	253,969

Omaha Public Power District, NE, 5.00%, 2/1/40(1)	16,000	18,060,000

Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	11,737,900

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	11,300	11,792,906

Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	4,110	4,396,097

Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,669,150

		$65,118,199

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 16.0%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,127,490

Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	270	296,487

California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	9,715	10,339,480

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	11,721,798

Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	16,900	17,636,333

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	10,455	10,728,816

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	940	964,619

Franklin County Industrial Development Authority, PA, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	1,000	1,039,910

Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,559,250

Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,578,700

Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,000	1,038,580

Kalamazoo Hospital Finance Authority, MI, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	462,289

King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,243,320

King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,354,240

Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,520,487

Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,655,418

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,410	1,519,204

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	491,352

Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/34	500	504,285

Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/39	750	756,428

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	$4,735	$5,026,581

Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	5,505	6,048,178

Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,859,900

Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,986,662

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	705,165

North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,718,500

Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	109,442

Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	303,262

Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,030,460

Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,710	1,843,414

Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	7,545	8,081,148

Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	953,323

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	135	143,483

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	185,997

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	772,906

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	815,845

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,778,650

Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,098,100

South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,018,260

South Fork Municipal Authority, PA, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	261,955

Southcentral Pennsylvania General Authority, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,619,865

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	472,406

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	5,936,562

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	$1,270	$1,275,855

University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,799,700

Washington County Industrial Development Authority, PA, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	598,270

		$192,982,375

General Obligations — 24.5%

Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,451,586

Boston, MA, 5.00%, 5/1/38(1)	2,000	2,417,460

California, 5.00%, 10/1/33(1)	18,800	21,571,496

California, 5.00%, 8/1/46(1)	15,000	17,325,300

Chicago, IL, 5.00%, 1/1/44(3)	3,000	3,186,150

Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	10,000	10,355,500

Clark County, NV, 5.00%, 7/1/33	500	551,995

Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,591,969

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	6,500	8,589,295

District of Columbia, 5.00%, 6/1/43(1)	12,000	14,224,800

Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,519,145

Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	23,105,200

Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,481,466

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,203,860

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,111,380

Massachusetts, 5.00%, 9/1/38(1)	18,500	22,104,540

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	275,314

Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	10,548,600

New York, 5.00%, 2/15/34(1)	2,750	2,906,750

New York, NY, 5.00%, 10/1/32	10,000	11,024,300

Ocean City, NJ, 1.00%, 11/15/28	2,295	2,047,714

Ocean County, NJ, 4.00%, 9/1/30(1)	775	889,475

Ocean County, NJ, 5.00%, 9/1/28(1)	700	876,386

Ocean County, NJ, 5.00%, 9/1/28	10	12,520

Ocean County, NJ, 5.00%, 9/1/29(1)	725	903,176

Ocean County, NJ, 5.00%, 9/1/29	20	24,915

Ohio, 5.00%, 2/1/37(1)	2,225	2,579,487

Oregon, 5.00%, 8/1/35(1)	6,750	7,226,482

Oregon, 5.00%, 8/1/36	1,290	1,380,145

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Pennsylvania, 4.00%, 4/1/29(1)	$3,000	$3,188,460

Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,260,455

Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,777,152

Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	7,850,025

Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,041,108

State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,299,627

Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,476,100

Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,495,226

Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,608,167

Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	712,629

Washington, 4.00%, 7/1/28(1)	10,000	10,667,900

Washington, 5.00%, 2/1/35(1)	23,500	26,484,735

Washington, 5.00%, 2/1/38(1)	10,000	11,904,200

Wayland, MA, 5.00%, 2/1/33	340	359,312

Wayland, MA, 5.00%, 2/1/36	510	538,019

Will County, IL, 5.00%, 11/15/45(1)	19,725	21,879,562

Winchester, MA, 5.00%, 4/15/36	160	169,754

		$295,198,837

Hospital — 10.1%

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$935,091

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,000	1,066,160

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,887,457

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	273,073

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,515,810

Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	810,382

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	281,370

Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,531,906

Kent Hospital Finance Authority, MI, (Spectrum Health System), 5.00%, 1/15/31	750	801,405

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,357,200

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,680,330

Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	781,549

Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,009,010

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,410,330

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	$500	$534,225

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	755	804,905

Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	537,765

New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	468,248

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	154,494

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,017,067

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,607,600

Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	261,083

Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/32	500	526,955

Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Series 2012A, 5.00%, 1/1/32	12,500	13,515,250

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	176,474

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	626,280

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	182,071

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,693,728

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	698,422

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,096,420

Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,125,940

Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,599,960

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	14,561,907

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/42	2,000	2,085,560

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,855,008

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,454,478

Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,286,140

		$121,211,053

Security	Principal Amount (000’s omitted)	Value

Housing — 0.3%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$184,384

Seattle Housing Authority, WA, 3.50%, 12/1/38	2,245	2,272,209

Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,009,690

		$3,466,283

Industrial Development Revenue — 0.4%

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$4,996,864

		$4,996,864

Insured – Bond Bank — 0.1%

Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$721,056

		$721,056

Insured – Education — 2.0%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$953,225

Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,398,311

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	985,635

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	20,895,462

New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	85	85,154

New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,043

		$24,337,830

Insured – Electric Utilities — 1.9%

Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,859,938

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,184,820

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	492,080

Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,280,704

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,097,950

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,159,277

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,530	1,647,932

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	524,702

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	1,085	1,158,650

		$23,406,053

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 4.5%

Bayonne, NJ, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,009,800

Brooklyn City School District, OH, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	445	470,414

Bucks County Water and Sewer Authority, PA, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	500	528,980

Erie Sewer Authority, PA, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	157,126

Iowa Finance Authority, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,664,191

Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,527,185

Kent State University, OH, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	922,576

Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,379,040

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	224,726

Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,210,795

Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,409,696

Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	213,679

Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	2,515	2,559,063

Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	2,000	2,035,040

Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,061,654

Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,782,753

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,447,516

Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	7,340	7,458,247

Youngstown State University, OH, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,008,060

		$54,070,541

Insured – General Obligations — 6.0%

Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$559,185

Chicago Park District, IL, (BAM), 5.00%, 1/1/39	35	37,896

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$13,600	$14,725,264

Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,910,750

Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,965,509

Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	666,430

Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	8,845,555

Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,478,983

Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	15,620,157

Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	750	831,465

Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,504,238

McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,416,596

Okemos Public Schools, MI, (NPFG), 0.00%, 5/1/19	1,330	1,328,005

Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	1,931,208

Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,646,280

Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	551,650

		$72,019,171

Insured – Hospital — 1.4%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$299,868

New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	16,860	17,010,391

		$17,310,259

Insured – Industrial Development Revenue — 1.0%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$10,000	$10,150,200

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	1,340	1,360,127

		$11,510,327

Insured – Lease Revenue / Certificates of Participation — 0.3%

Commonwealth Financing Authority, PA, (AGC), 5.00%, 6/1/31	$500	$502,440

Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,623,320

New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	615,955

		$3,741,715

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.5%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$10,400,877

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,750	7,786,502

		$18,187,379

Insured – Special Tax Revenue — 6.1%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,978,514

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	1,000	953,240

Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/23	1,245	1,138,266

Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	3,665	3,266,688

Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	15,945,285

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	976,545

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	18,000	24,219,720

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	340,591

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	874,966

Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,411,416

Pennsylvania Turnpike Commission, (AGM), Escrowed to Maturity, 5.25%, 7/15/30	1,435	1,885,375

Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,253,680

		$73,244,286

Insured – Student Loan — 0.3%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,620	$3,641,322

		$3,641,322

Insured – Transportation — 8.5%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,781,950

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,260	1,398,713

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	2,200	2,449,568

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,750	1,945,177

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,115	1,240,515

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,277,259

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$9,665	$9,888,455

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,700,710

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,245,966

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,952,500

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	10,000	10,664,200

Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,017,930

Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	2,320	2,358,906

New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,284,170

Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,329,582

Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,553,136

Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	764,570

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,304,708

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	486,500

San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	22,359,036

South Jersey Transportation Authority, NJ, (AGC), 5.50%, 11/1/33	180	183,838

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	10,032,202

		$102,219,591

Insured – Water and Sewer — 4.5%

Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$12,473,738

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,123,900

Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,499,654

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,370,859

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,351,470

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,466,125

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,688,595

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,845	3,194,992

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,435	2,724,789

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	$2,970	$3,312,530

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,435	2,703,264

Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	1,897,827

Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	635	594,614

Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,244

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	890	915,988

		$54,538,589

Lease Revenue / Certificates of Participation — 2.6%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$809,564

Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,322,253

Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,488,926

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	2,235	2,280,750

North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,613,450

		$31,514,943

Other Revenue — 2.7%

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,478,635

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	14,930	17,103,062

Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,555,671

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,960	2,127,619

		$32,264,987

Senior Living / Life Care — 0.2%

Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$1,250	$1,389,587

Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	558,117

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	700,819

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	249,005

		$2,897,528

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 19.8%

Allegheny County Port Authority, PA, 5.75%, 3/1/29	$1,500	$1,612,410

Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	14,425	16,981,254

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,606,400

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41	11,000	12,767,040

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	450	527,531

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,089,224

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,704,800

Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,533,800

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,322,134

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,307,878

Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,017,071

Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,319,000

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	967,890

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,302,316

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,740,330

Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	5,450	6,359,223

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	10,759,400

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,353,050

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	3,120	3,356,246

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,601,200

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,275,137

New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,759,613

New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,668,290

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,134,200

New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	14,899,640

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,750	4,176,225

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	$13,750	$15,294,675

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	7,069,860

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,001,488

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,496,850

		$238,004,175

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$971,601

		$971,601

Transportation — 15.4%

Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,406,582

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,131,520

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,831,780

Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/38	2,105	2,383,470

Chicago, IL, (O’Hare International Airport), Series 2018B, 5.00%, 1/1/38	1,500	1,766,910

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,845	4,402,448

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	5,940	6,787,163

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,150	1,348,881

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37	20	23,459

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	4,575	5,292,634

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	15	17,353

Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,417,900

Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	12,425	14,087,465

Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,505,100

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,750	3,919,988

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	1,000	1,023,690

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	511,660

Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	5,000	5,669,250

Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,645	1,752,912

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	$4,615	$5,206,089

Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	12,920	13,479,953

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	138,561

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,290,100

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,125,400

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,213,549

New Jersey Turnpike Authority, 4.00%, 1/1/43	2,870	3,047,165

New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	11,707,700

New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,157,130

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,635	2,746,461

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	700	730,058

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,155	1,203,857

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,810	1,887,721

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	201,455

Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	14,000	15,125,040

Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	16,400	18,591,368

Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,127,690

Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,196,450

Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,372,162

South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	200	216,242

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,648,785

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	289,086

		$185,982,187

Water and Sewer — 11.0%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,408,613

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	5,900	6,910,139

Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	28,533,250

Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	17,521,500

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$2,625	$2,830,564

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,345	2,532,694

Detroit, MI, Water Supply System, 5.25%, 7/1/41	3,210	3,416,949

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,914,400

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,323,420

Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,124,362

Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,151,235

New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,972,300

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.51%, 6/15/49(2)	1,000	1,000,000

Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,055,980

Passaic County Utilities Authority, NJ, 5.00%, 3/1/37	695	893,652

Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	269,025

Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,730,340

Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/37	1,000	554,120

Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,102,101

Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	17,782,065

		$132,026,709

Total Tax-Exempt Municipal Securities — 162.7% (identified cost $1,838,871,061)		$1,959,410,424

Trust Units — 0.0%(4)
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.0%(4)

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(5)	$159	$131,149

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(5)	483	424,263

Total Trust Units — 0.0%(4) (identified cost $528,980)		$555,412

Total Investments — 162.7% (identified cost $1,839,400,041)		$1,959,965,836

Other Assets, Less Liabilities — (62.7)%		$(755,303,091)

Net Assets — 100.0%		$1,204,662,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.1%

Others, representing less than 10% individually	84.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2019.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SPA	–	Standby Bond Purchase Agreement

XLCA	–	XL Capital Assurance, Inc.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 172.4%
Security	Principal Amount (000’s omitted)	Value

Education — 18.4%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$772,002

California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	645	707,094

California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	1,100	1,198,659

California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,755	1,783,554

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	2,105	2,461,440

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,495,480

California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,589,010

California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,945,390

California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,385	1,493,016

California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	945	1,015,554

California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,467,240

California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,820	3,062,125

California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,970	3,221,975

California State University, 5.00%, 11/1/41(1)	9,550	11,032,064

University of California, 5.00%, 5/15/46(1)	12,050	13,821,229

University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	165,761

University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	552,536

		$56,784,129

Electric Utilities — 1.8%

Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,343,900

Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	1,962,500

Vernon, Electric System Revenue, 5.125%, 8/1/21	1,130	1,142,046

		$5,448,446

Escrowed / Prerefunded — 11.2%

California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,209,100

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	$285	$293,727

California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	435,989

California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	418,725

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	5,905	5,982,473

Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,856,100

San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,274,353

San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,256,830

University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	286,314

Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	520	526,318

		$34,539,929

General Obligations — 58.3%

Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$1,973,569

Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,757,922

Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,381,620

Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	5,735,950

California, 5.50%, 11/1/35	5,900	6,226,506

Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,291,987

Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,968,360

Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,775,525

El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	11,933,600

La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,059,889

Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,751,805

Mt. San Antonio Community College District, (Election of 2018), 5.00%, 8/1/40(2)	3,665	4,477,127

Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/48	3,415	3,912,770

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,487,350

Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,933,602

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	$7,020	$7,337,234

Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,474,000

Redding School District, (Election of 2018), 5.00%, 8/1/45	750	856,830

Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	3,017,363

San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,337,081

San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	2,500	2,857,275

San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,672,280

San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	12,818,760

San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,477,027

Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,514,300

Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,081,706

Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,516,325

Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,495,760

		$180,123,523

Hospital — 16.8%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$5,000	$5,218,750

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,865,780

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	586,498

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,351,499

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,346,067

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,711,952

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,651,368

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,444,990

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	8,000	9,186,640

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,416,550

California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,448,650

California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	9,787,079

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	$1,000	$1,055,010

		$52,070,833

Housing — 1.8%

California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,635,200

		$5,635,200

Insured – Electric Utilities — 3.2%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$5,220,248

Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,563,360

		$9,783,608

Insured – Escrowed / Prerefunded — 2.9%

Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,068,370

Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	5,750	5,818,483

		$8,886,853

Insured – General Obligations — 16.7%

Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,971,502

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,014,500

Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,804,975

Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	1,610	1,846,976

Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,435,870

Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,317,781

Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,746,267

San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,174,972

San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,628,850

San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,427,433

San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,575,639

San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	4,047,053

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	$3,955	$3,501,164

San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	5,049,421

Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,018,048

		$51,560,451

Insured – Transportation — 0.9%

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,785,517

		$2,785,517

Lease Revenue / Certificates of Participation — 1.1%

California Public Works Board, 5.00%, 11/1/38	$3,045	$3,377,453

		$3,377,453

Special Tax Revenue — 13.3%

Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$714,625

Jurupa Public Financing Authority, 5.00%, 9/1/32	625	710,025

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,112,425

Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,271,368

San Bernardino County Transportation Authority, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,938,097

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,913,625

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,358,799

		$41,018,964

Transportation — 8.0%

Long Beach, Harbor Revenue, 5.00%, 5/15/27	$2,500	$2,594,700

Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,584,950

Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	8,560	8,897,863

San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,825	2,920,626

San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,853,145

		$24,851,284

Water and Sewer — 18.0%

Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,290,115

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	$9,000	$10,846,260

Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,353,900

Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,314,575

Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,502,600

Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,500	2,918,350

San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	4,000	4,498,400

		$55,724,200

Total Tax-Exempt Investments — 172.4% (identified cost $504,942,422)		$532,590,390

Other Assets, Less Liabilities — (72.4)%		$(223,606,627)

Net Assets — 100.0%		$308,983,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 13.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 7.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

NPFG	–	National Public Finance Guarantee Corp.

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 9.6%

New York State Environmental Facilities Corp., 5.00%, 10/15/39	$4,110	$4,245,630

New York State Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	17,500	18,641,525

		$22,887,155

Education — 25.7%

Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$225,972

Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	118,485

Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	225,000

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,935	2,119,444

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	225,568

Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,014,106

Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	849,368

Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	318,234

New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	1,000	1,216,820

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,420,160

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,622,700

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,354,394

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	6,975	7,245,979

New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,399,600

New York Dormitory Authority, (New York University), Prerefunded to 7/1/19, 5.00%, 7/1/39(1)	10,000	10,087,000

New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,071,880

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	110,017

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,720,493

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	1,110	1,118,425

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	$1,175	$1,256,157

New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	347,129

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	268,923

New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,892,002

New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,250	6,562,375

Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,820	4,315,530

		$61,105,761

Electric Utilities — 2.9%

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,782,600

Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,290,833

Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	1,675	1,951,526

		$7,024,959

Escrowed / Prerefunded — 4.5%

Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,838,449

Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	2,000	2,115,200

Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,768,438

New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,104,320

		$10,826,407

General Obligations — 9.9%

New York, 5.00%, 2/15/34(1)	$8,250	$8,720,250

New York City, 4.00%, 8/1/34	1,170	1,277,722

New York City, 4.00%, 12/1/41	2,110	2,284,138

New York City, 5.00%, 8/1/34(1)	10,000	11,206,800

		$23,488,910

Hospital — 10.6%

New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$755	$782,520

New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	1,000	1,036,390

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	$9,825	$10,394,653

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,741,065

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,363,914

Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,821,687

		$25,140,229

Housing — 7.8%

New York City Housing Development Corp., 3.70%, 11/1/38	$885	$907,497

New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,714,312

New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,107,546

New York City Housing Development Corp., 4.95%, 11/1/39	2,500	2,507,000

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,580	1,534,275

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	517,090

New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,042,990

New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,074,880

New York Mortgage Agency, 4.10%, 10/1/38	4,300	4,556,065

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,676,550

		$18,638,205

Industrial Development Revenue — 1.3%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$895	$1,149,645

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,894,594

		$3,044,239

Insured – Education — 3.8%

New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,823

New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	75	91,318

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,749,267

New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,962,660

New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,900	1,916,283

New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,950	2,976,196

		$8,986,547

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.4%

Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$501,620

Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	501,820

New York Power Authority, (BHAC), 4.50%, 11/15/47(1)	7,210	7,222,113

		$8,225,553

Insured – Escrowed / Prerefunded — 2.5%

Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,337,105

Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,442,843

Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	1,110	1,115,706

		$5,895,654

Insured – General Obligations — 3.7%

East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$200,492

East Northport Fire District, (AGC), 4.50%, 11/1/21	200	200,456

East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,456

East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,454

Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	1,005	1,006,939

Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	1,050	1,052,121

Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,164,520

Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,887,060

		$8,912,498

Insured – Hospital — 0.2%

New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,535

		$501,535

Insured – Lease Revenue / Certificates of Participation — 2.4%

Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,440,025

Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	1,009,405

Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,200,218

		$5,649,648

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.7%

New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,685	$2,791,997

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	1,151,340

		$3,943,337

Insured – Transportation — 0.7%

Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,500	$1,599,630

		$1,599,630

Lease Revenue / Certificates of Participation — 3.9%

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$8,000	$9,263,040

		$9,263,040

Other Revenue — 13.1%

Battery Park City Authority, 5.00%, 11/1/34	$4,625	$4,713,800

Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	6,000	3,882,480

Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,500	1,674,390

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,688,900

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,626,470

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,529,122

		$31,115,162

Special Tax Revenue — 29.4%

Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$11,099,000

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	4,046,512

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	5,841,160

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,246,454

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,582,900

New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	845	896,266

New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	655	696,403

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	9,250	10,299,135

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	$650	$689,332

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	7,620	8,486,089

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,356,620

New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	2,370	2,453,234

Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(1)	8,900	10,315,545

		$70,008,650

Transportation — 11.6%

Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/38	$2,855	$3,042,288

Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	1,999,796

Nassau County Bridge Authority, 5.00%, 10/1/40	365	380,578

New York Thruway Authority, 4.00%, 1/1/36	2,500	2,742,350

New York Thruway Authority, 5.00%, 1/1/37	7,240	7,725,804

Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	929,569

Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,353,840

Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,418,484

		$27,592,709

Water and Sewer — 7.1%

Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$820,300

Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	542,975

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	2,000	2,299,740

New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,430,750

Suffolk County Water Authority, 4.00%, 6/1/41	1,150	1,251,442

Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,448,220

		$16,793,427

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.8%

Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$135	$151,301

Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	372,184

Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	200	232,442

Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	970	1,100,882

		$1,856,809

Total Tax-Exempt Investments — 156.6% (identified cost $356,016,244)		$372,500,064

Other Assets, Less Liabilities — (56.6)%		$(134,589,163)

Net Assets — 100.0%		$237,910,901

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BHAC	–	Berkshire Hathaway Assurance Corp.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Statements of Assets and Liabilities (Unaudited)

	March 31, 2019
Assets	Municipal Fund	California Fund	New York Fund

Investments —

Identified cost	$1,839,400,041	$504,942,422	$356,016,244

Unrealized appreciation	120,565,795	27,647,968	16,483,820

Investments, at value	$1,959,965,836	$532,590,390	$372,500,064

Cash	$4,702,314	$—	$1,832,357

Interest receivable	22,805,689	5,543,990	4,799,838

Receivable for investments sold	17,868,006	9,730,000	5,000,000

Receivable from affiliate	104,204	—	—

Total assets	$2,005,446,049	$547,864,380	$384,132,259

Liabilities

Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $0, $0 and $17,410, respectively)	$778,721,963	$225,994,113	$144,999,557

Due to broker for floating rate notes redeemed	12,600,000	6,435,000	—

Payable for when-issued securities	3,140,970	4,358,125	—

Due to custodian	—	555,190	—

Payable to affiliate:

Investment adviser fee	1,000,806	271,755	193,604

Interest expense and fees payable	4,807,076	1,122,715	900,595

Accrued expenses	512,489	143,719	127,602

Total liabilities	$800,783,304	$238,880,617	$146,221,358

Net Assets	$1,204,662,745	$308,983,763	$237,910,901

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$896,961	$253,819	$181,183

Additional paid-in capital	1,148,824,697	324,165,374	236,361,312

Distributable earnings (accumulated loss)	54,941,087	(15,435,430)	1,368,406

Net Assets	$1,204,662,745	$308,983,763	$237,910,901

Common Shares Outstanding	89,696,133	25,381,879	18,118,294

Net Asset Value

Net assets ÷ common shares issued and outstanding	$13.43	$12.17	$13.13

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2019
Investment Income	Municipal Fund	California Fund	New York Fund

Interest	$32,046,687	$9,258,372	$6,987,579

Total investment income	$32,046,687	$9,258,372	$6,987,579

Expenses

Investment adviser fee	$4,827,810	$1,479,722	$1,083,942

Trustees’ fees and expenses	44,554	15,144	11,124

Custodian fee	155,831	61,794	50,559

Transfer and dividend disbursing agent fees	15,296	13,704	15,287

Legal and accounting services	69,530	47,799	44,488

Printing and postage	49,652	10,215	6,920

Interest expense and fees	7,037,329	2,304,386	1,563,931

Miscellaneous	23,976	15,979	11,718

Total expenses	$12,223,978	$3,948,743	$2,787,969

Net investment income	$19,822,709	$5,309,629	$4,199,610

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,477,074)	$(889,632)	$(378,365)

Financial futures contracts	(684,205)	—	—

Net realized loss	$(4,161,279)	$(889,632)	$(378,365)

Change in unrealized appreciation (depreciation) —

Investments	$42,185,029	$11,313,043	$7,335,006

Financial futures contracts	(768,109)	—	—

Net change in unrealized appreciation (depreciation)	$41,416,920	$11,313,043	$7,335,006

Net realized and unrealized gain	$37,255,641	$10,423,411	$6,956,641

Net increase in net assets from operations	$57,078,350	$15,733,040	$11,156,251

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —

Net investment income	$19,822,709	$5,309,629	$4,199,610

Net realized loss	(4,161,279)	(889,632)	(378,365)

Net change in unrealized appreciation (depreciation)	41,416,920	11,313,043	7,335,006

Net increase in net assets from operations	$57,078,350	$15,733,040	$11,156,251

Distributions to common shareholders	$(18,765,481)	$(5,543,011)	$(4,420,789)

Capital share transactions —

Issued in connection with tax-free reorganizations (see Note 9)	$287,993,697	$46,853,792	$31,246,579

Cost of shares repurchased (see Note 5)	(3,634,136)	—	—

Net increase in net assets from capital share transactions	$284,359,561	$46,853,792	$31,246,579

Net increase in net assets	$322,672,430	$57,043,821	$37,982,041

Net Assets

At beginning of period	$881,990,315	$251,939,942	$199,928,860

At end of period	$1,204,662,745	$308,983,763	$237,910,901

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —

Net investment income	$39,030,164	$10,305,471	$8,440,030

Net realized loss	(1,179,634)	(1,802,114)	(522,072)

Net change in unrealized appreciation (depreciation)	(52,408,908)	(11,981,311)	(12,334,355)

Net decrease in net assets from operations	$(14,558,378)	$(3,477,954)	$(4,416,397)

Distributions to common shareholders	$(39,030,958)	$(10,928,233)	$(8,839,509)

Tax return of capital to common shareholders	$(1,072,424)	$—	$—

Net decrease in net assets	$(54,661,760)	$(14,406,187)	$(13,255,906)

Net Assets

At beginning of year	$936,652,075	$266,346,129	$213,184,766

At end of year	$881,990,315	$251,939,942	$199,928,860

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2019
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund

Net increase in net assets from operations	$57,078,350	$15,733,040	$11,156,251

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(169,181,211)	(77,835,195)	(36,288,918)

Investments sold	166,941,045	77,758,260	59,611,758

Net amortization/accretion of premium (discount)	355,528	1,035,746	796,840

Amortization of deferred debt issuance costs	—	—	453

Decrease (increase) in interest receivable	(440,377)	167,847	562,978

Decrease in receivable for variation margin on open financial futures contracts	35,780	—	—

Increase in payable to affiliate for investment adviser fee	115,080	31,785	11,068

Increase (decrease) in interest expense and fees payable	548,090	50,929	(149,296)

Decrease in accrued expenses	(100,492)	(31,076)	(36,850)

Net change in unrealized (appreciation) depreciation from investments	(42,185,029)	(11,313,043)	(7,335,006)

Net realized loss from investments	3,477,074	889,632	378,365

Net cash provided by operating activities	$16,643,838	$6,487,925	$28,707,643

Cash Flows From Financing Activities

Repurchase of common shares	$(3,634,136)	$—	$—

Cash distributions paid to common shareholders	(19,854,573)	(5,680,588)	(4,522,282)

Proceeds from secured borrowings	71,940,000	14,600,000	—

Repayment of secured borrowings	(69,295,000)	(14,600,000)	(22,800,000)

Decrease in due to custodian	—	(1,090,344)	(251,989)

Cash acquired in connection with tax-free reorganizations (see Note 9)	8,194,491	283,007	698,985

Net cash used in financing activities	$(12,649,218)	$(6,487,925)	$(26,875,286)

Net increase in cash	$3,994,620	$—	$1,832,357

Cash and restricted cash at beginning of period	$707,694 (1)	$—	$—

Cash at end of period	$4,702,314	$—	$1,832,357

Supplemental disclosure of cash flow information:

Noncash operating activities not included herein consist of:

Acquisition of net assets in connection with tax-free reorganizations (see Note 9), less cash acquired	$279,799,206	$46,570,785	$30,547,594

Noncash financing activities not included herein consist of:

Issuance of Fund shares in connection with tax-free reorganizations (see Note 9)	$287,993,697	$46,853,792	$31,246,579

Cash paid for interest and fees	$6,489,239	$2,253,457	$1,712,774

(1)	Includes cash of $180,994 and deposits for derivatives collateral – financial futures contracts of $526,700.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Financial Highlights

	Municipal Fund

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$12.940		$13.740	$14.480	$13.870	$13.940	$12.290

Income (Loss) From Operations

Net investment income(1)	$0.270		$0.573	$0.640	$0.706	$0.760	$0.783

Net realized and unrealized gain (loss)	0.464		(0.785)	(0.739)	0.631	(0.064)	1.633

Total income (loss) from operations	$0.734		$(0.212)	$(0.099)	$1.337	$0.696	$2.416

Less Distributions

From net investment income	$(0.259)		$(0.572)	$(0.641)	$(0.727)	$(0.766)	$(0.766)

Tax return of capital	—		(0.016)	—	—	—	—

Total distributions	$(0.259)		$(0.588)	$(0.641)	$(0.727)	$(0.766)	$(0.766)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.015		$—	$—	$—	$—	$—

Net asset value — End of period	$13.430		$12.940	$13.740	$14.480	$13.870	$13.940

Market value — End of period	$12.400		$11.530	$12.680	$13.620	$12.510	$12.520

Total Investment Return on Net Asset Value(2)	6.13	%(3)	(1.09)%	(0.19)%	10.19%	5.69%	21.00%

Total Investment Return on Market Value(2)	9.97	%(3)	(4.50)%	(2.08)%	14.91%	6.14%	15.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,204,663		$881,990	$936,652	$987,016	$945,479	$950,519

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.09	%(5)	1.07%	1.07%	1.05%	1.05%	1.12%

Interest and fee expense(6)	1.47	%(5)	1.25%	0.93%	0.53%	0.38%	0.43%

Total expenses(4)	2.56	%(5)	2.32%	2.00%	1.58%	1.43%	1.55%

Net investment income	4.15	%(5)	4.29%	4.67%	4.92%	5.43%	6.01%

Portfolio Turnover	10	%(3)	17%	6%	18%	5%	9%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Financial Highlights — continued

	California Fund

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$11.780		$12.450	$13.050	$12.720	$12.900	$11.510

Income (Loss) From Operations

Net investment income(1)	$0.224		$0.482	$0.566	$0.637	$0.688	$0.700

Net realized and unrealized gain (loss)	0.403		(0.641)	(0.582)	0.377	(0.184)	1.326

Total income (loss) from operations	$0.627		$(0.159)	$(0.016)	$1.014	$0.504	$2.026

Less Distributions

From net investment income	$(0.237)		$(0.511)	$(0.584)	$(0.684)	$(0.684)	$(0.657)

Total distributions	$(0.237)		$(0.511)	$(0.584)	$(0.684)	$(0.684)	$(0.657)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$0.000 (2)	$0.021

Net asset value — End of period	$12.170		$11.780	$12.450	$13.050	$12.720	$12.900

Market value — End of period	$10.550		$9.960	$12.040	$13.560	$11.630	$11.350

Total Investment Return on Net Asset Value(3)	5.73	%(4)	(0.79)%	0.27%	8.22%	4.46%	18.96%

Total Investment Return on Market Value(3)	8.40	%(4)	(13.26)%	(6.67)%	22.99%	8.55%	16.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$308,984		$251,940	$266,346	$279,281	$272,045	$276,022

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.17	%(6)	1.16%	1.15%	1.13%	1.11%	1.16%

Interest and fee expense(7)	1.65	%(6)	1.41%	1.01%	0.58%	0.40%	0.42%

Total expenses(5)	2.82	%(6)	2.57%	2.16%	1.71%	1.51%	1.58%

Net investment income	3.80	%(6)	3.99%	4.55%	4.89%	5.36%	5.75%

Portfolio Turnover	14	%(4)	24%	19%	12%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Financial Highlights — continued

	New York Fund

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$12.770		$13.610	$14.290	$13.940	$14.040	$12.740

Income (Loss) From Operations

Net investment income(1)	$0.246		$0.539	$0.599	$0.666	$0.716	$0.752

Net realized and unrealized gain (loss)	0.376		(0.815)	(0.661)	0.402	(0.100)	1.219

Total income (loss) from operations	$0.622		$(0.276)	$(0.062)	$1.068	$0.616	$1.971

Less Distributions

From net investment income	$(0.262)		$(0.564)	$(0.618)	$(0.718)	$(0.718)	$(0.690)

Total distributions	$(0.262)		$(0.564)	$(0.618)	$(0.718)	$(0.718)	$(0.690)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$0.002	$0.019

Net asset value — End of period	$13.130		$12.770	$13.610	$14.290	$13.940	$14.040

Market value — End of period	$11.750		$11.060	$12.930	$14.320	$12.600	$12.330

Total Investment Return on Net Asset Value(2)	5.22	%(3)	(1.50)%	0.02%	8.01%	5.07%	16.72%

Total Investment Return on Market Value(2)	8.72	%(3)	(10.20)%	(5.18)%	19.75%	8.14%	13.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$237,911		$199,929	$213,185	$223,810	$218,282	$220,190

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.13	%(5)	1.19%	1.22%	1.18%	1.20%	1.22%

Interest and fee expense(6)	1.43	%(5)	1.35%	0.94%	0.53%	0.37%	0.40%

Total expenses(4)	2.56	%(5)	2.54%	2.16%	1.71%	1.57%	1.62%

Net investment income	3.85	%(5)	4.10%	4.41%	4.66%	5.11%	5.65%

Portfolio Turnover	10	%(3)	15%	10%	11%	5%	7%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Prior to April 24, 2019, the Funds’ investment objective was to provide current income exempt from regular federal income tax, including alternative minimum tax (AMT), and, in state specific funds, taxes in its specified state and city (if any). Effective April 24, 2019, each Fund’s investment objective was revised to eliminate references to the AMT; however, each Fund will continue to invest at least 80% of its net assets in municipal obligations which are exempt from the AMT.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by

30

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs, if any) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV are recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$778,721,963	$225,994,113	$145,016,967

Interest Rate or Range of Interest Rates (%)	1.35 - 1.90	1.43 - 1.55	1.50 - 1.53

Collateral for Floating Rate Notes Outstanding	$1,066,772,530	$316,112,190	$189,337,681

For the six months ended March 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$656,709,698	$218,011,731	$142,716,099

Average Interest Rate	2.15%	2.12%	2.20%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of

31

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

K  New Accounting Pronouncement — During the six months ended March 31, 2019, the Funds adopted the FASB’s Accounting Standards Update No. 2016-18 “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Funds are required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on their Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within their Statement of Cash Flows. This change in accounting had no impact on the Funds’ net assets.

2  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2019	$16,458,561	$7,665,268	$6,463,209

Total capital loss carryforwards	$16,458,561	$7,665,268	$6,463,209

Deferred capital losses:

Short-term	$34,335,696	$11,334,895	$4,838,129

Long-term	$1,436,119	$18,032,458	$1,804,413

32

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

In addition, in connection with the reorganizations described below in Note 9, Municipal Fund, California Fund and New York Fund acquired deferred capital losses of $11,174,426, $5,054,955 and $2,003,507, respectively. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$1,059,311,584	$279,436,287	$210,779,515

Gross unrealized appreciation	$121,964,159	$21,159,990	$17,805,365

Gross unrealized depreciation	(31,870)	—	(1,101,783)

Net unrealized appreciation	$121,932,289	$21,159,990	$16,703,582

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement and a subsequent fee reduction agreement between each Fund and EVM, the fee is calculated at an annual rate of 0.60% of each Fund’s average weekly gross assets. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement between each Fund and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. The investment adviser fee is payable monthly. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2019, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,827,810	$1,479,722	$1,083,942

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2019 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$172,322,181	$68,995,471	$35,735,838

Sales	$158,159,983	$81,288,260	$64,611,758

5  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2019 and year ended September 30, 2018 pursuant to such plans.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of

33

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. During the six months ended March 31, 2019, Municipal Fund repurchased 326,880 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $3,634,136 and an average price per share of $11.12. The weighted average discount per share to NAV on these repurchases amounted to 23.67% for the six months ended March 31, 2019. There were no repurchases of common shares by the Funds for the year ended September 30, 2018.

In addition, Municipal Fund, California Fund and New York Fund issued 21,854,763 shares, 3,987,531 shares and 2,456,514 shares, respectively, in connection with the reorganizations described below in Note 9 during the six months ended March 31, 2019.

At March 31, 2019, one shareholder owned 12.5% of the outstanding shares of Municipal Fund.

6  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2019, the California Fund had a payment due to SSBT pursuant to the foregoing arrangement of $555,190. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2019. The Funds’ average overdraft advances during the six months ended March 31, 2019 were not significant.

7  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2019, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2019, Municipal Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Municipal Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(684,205	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(768,109	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was approximately $18,516,000 for Municipal Fund.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

34

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,959,410,424	$—	$1,959,410,424

Trust Units	—	555,412	—	555,412

Total Investments	$—	$1,959,965,836	$—	$1,959,965,836

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$532,590,390	$—	$532,590,390

Total Investments	$—	$532,590,390	$—	$532,590,390

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$372,500,064	$—	$372,500,064

Total Investments	$—	$372,500,064	$—	$372,500,064

9  Reorganizations

Municipal Fund

During the six months ended March 31, 2019, Municipal Fund acquired the net assets of Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund), Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund) and Eaton Vance Municipal Bond Fund II (Municipal Fund II), (collectively, the “Acquired Funds”), pursuant to Agreements and Plans of Reorganization (each, a “Plan”) approved by the respective shareholders of the Acquired Funds. Under the terms of each Plan, the common shares of each Acquired Fund were, in effect, exchanged for new common shares of Municipal Fund with an equal aggregate net asset value. The purpose of each reorganization was to combine two funds managed by EVM with similar investment objectives and policies. Each reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of each Acquired Fund as of the close of business on the closing date of each reorganization and the number of shares issued in each reorganization by Municipal Fund were as follows:

Closing Date	Acquired Fund	Acquired Fund Shares Outstanding	Acquired Fund Net Assets	Municipal Fund Shares Issued

December 14, 2018	Massachusetts Fund	1,768,514	$25,238,430	1,951,416

December 14, 2018	Michigan Fund	1,500,065	$21,836,875	1,688,410

January 18, 2019	New Jersey Fund	2,579,166	$35,868,539	2,745,404

January 18, 2019	Ohio Fund	2,537,940	$33,611,079	2,572,612

January 18, 2019	Pennsylvania Fund	2,960,040	$40,019,819	3,063,142

March 22, 2019	Municipal Fund II	10,013,381	$131,418,955	9,833,779

35

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The investment portfolios of the Acquired Funds were the principal assets acquired by Municipal Fund. For financial reporting purposes, assets received and shares issued by Municipal Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Funds were carried forward to align ongoing reporting of Municipal Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Investments and net assets immediately before each reorganization and combined net assets were as follows:

	Acquired Fund			Municipal Fund
	Investments, at value	Investments, at cost	Net Assets	Net Assets	Combined Net Assets

Massachusetts Fund	$38,996,775	$37,519,639	$25,238,430

Michigan Fund	$34,639,956	$33,730,348	$21,836,875

	$73,636,731	$71,249,987	$47,075,305	$877,422,524	$924,497,829

New Jersey Fund	$53,601,739	$51,263,517	$35,868,539

Ohio Fund	$52,616,041	$49,737,600	$33,611,079

Pennsylvania Fund	$62,673,308	$60,814,048	$40,019,819

	$168,891,088	$161,815,165	$109,499,437	$933,895,461	$1,043,394,898

Municipal Fund II	$205,943,186	$193,716,216	$131,418,955	$1,067,281,699	$1,198,700,654

Included in net assets of the Acquired Funds immediately before each reorganization were accumulated net realized gain (loss) and unrealized appreciation (depreciation) as follows:

	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)

Massachusetts Fund	$(193,263)	$1,477,136

Michigan Fund	$38,536	$909,608

New Jersey Fund	$(1,550)	$2,338,222

Ohio Fund	$107,900	$2,878,441

Pennsylvania Fund	$(1,646,291)	$1,859,260

Municipal Fund II	$(8,689,724)	$12,226,970

Assuming each reorganization had been completed on October 1, 2018, the beginning of Municipal Fund’s annual reporting period, Municipal Fund’s pro forma results of operations for the six months ended March 31, 2019 are as follows:

Net investment income	$23,772,955

Net realized and unrealized gain	$52,003,440

Net increase in net assets from operations	$75,776,395

Because the combined investment portfolios have been managed as a single integrated portfolio since the closings of the reorganizations, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in Municipal Fund’s Statement of Operations since the time of each closing.

California Fund

At the close of business on December 14, 2018, California Fund acquired the net assets of Eaton Vance California Municipal Bond Fund II (California Fund II) pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by shareholders of California Fund II. Under the terms of the Plan, the common shares of California Fund II were, in effect, exchanged for new common shares of California Fund with an equal aggregate net asset value. The purpose of the reorganization was to combine two funds managed by EVM with substantially similar investment objectives and policies. The reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

36

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The net assets and shares outstanding of California Fund II as of the close of business on December 14, 2018 and the number of shares issued in the reorganization by California Fund were as follows:

California Fund II		California Fund
Shares Outstanding	Net Assets	Shares Issued

3,886,356	$46,853,792	3,987,531

The investment portfolio of California Fund II, with a fair value of $79,072,648 and identified cost of $76,841,447 was the principal asset acquired by California Fund. For financial reporting purposes, assets received and shares issued by California Fund were recorded at fair value; however, the identified cost of the investments received from California Fund II was carried forward to align ongoing reporting of California Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of California Fund immediately before the reorganization were $251,386,702. The net assets of California Fund II at that date of $46,853,792, including $5,045,990 of accumulated net realized losses and $2,231,201 of unrealized appreciation, were combined with those of California Fund, resulting in combined net assets of $298,240,494.

Assuming the reorganization had been completed on October 1, 2018, the beginning of California Fund’s annual reporting period, California Fund’s pro forma results of operations for the six months ended March 31, 2019 are as follows:

Net investment income	$5,626,217

Net realized and unrealized gain	$10,171,392

Net increase in net assets from operations	$15,797,609

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of California Fund II that have been included in California Fund’s Statement of Operations since December 14, 2018.

New York Fund

At the close of business on December 14, 2018, New York Fund acquired the net assets of Eaton Vance New York Municipal Bond Fund II (New York Fund II) pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by shareholders of New York Fund II. Under the terms of the Plan, the common shares of New York Fund II were, in effect, exchanged for new common shares of New York Fund with an equal aggregate net asset value. The purpose of the reorganization was to combine two funds managed by EVM with substantially similar investment objectives and policies. The reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of New York Fund II as of the close of business on December 14, 2018 and the number of shares issued in the reorganization by New York Fund were as follows:

New York Fund II		New York Fund
Shares Outstanding	Net Assets	Shares Issued

2,556,510	$31,246,579	2,456,514

The investment portfolio of New York Fund II, with a fair value of $53,007,450 and identified cost of $51,991,914 was the principal asset acquired by New York Fund. For financial reporting purposes, assets received and shares issued by New York Fund were recorded at fair value; however, the identified cost of the investments received from New York Fund II was carried forward to align ongoing reporting of New York Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of New York Fund immediately before the reorganization were $199,216,655. The net assets of New York Fund II at that date of $31,246,579, including $1,942,265 of accumulated net realized losses and $1,015,536 of unrealized appreciation, were combined with those of New York Fund, resulting in combined net assets of $230,463,234.

37

Eaton Vance

Municipal Bond Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Assuming the reorganization had been completed on October 1, 2018, the beginning of New York Fund’s annual reporting period, New York Fund’s pro forma results of operations for the six months ended March 31, 2019 are as follows:

Net investment income	$4,392,886

Net realized and unrealized gain	$7,029,297

Net increase in net assets from operations	$11,422,183

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of New York Fund II that have been included in New York Fund’s Statement of Operations since December 14, 2018.

10  Subsequent Event

On April 18, 2019, Municipal Fund commenced a cash tender offer for up to 10% or 8,969,613 of its outstanding common shares at a price per share equal to 98% of Municipal Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expired. The tender offer expired at 5:00 P.M. Eastern Time on May 17, 2019.

In accordance with the terms and conditions of the tender offer, because the number of shares tendered exceeded the number of shares offered to purchase, Municipal Fund purchased shares from tendering shareholders on a pro-rata basis (disregarding fractional shares). The purchase price of the properly tendered shares was equal to $13.374 per share for an aggregate purchase price of $119,959,604. Following the purchase of the tendered shares, Municipal Fund has approximately 80,726,520 shares of common stock outstanding.

38

Eaton Vance

Municipal Bond Funds

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727    3.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019